Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000066772 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000066772 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000066772 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000066772 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066772 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066772 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066772 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066772 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000066772 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000066772 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066772 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.40%)
C000059899 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000059899 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000059899 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000059899 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000059899 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000059899 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059899 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000059899 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000059899 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059899 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000059899 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.40%)
C000126843 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000126843 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000126843 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000126843 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000126843 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000126843 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000126843 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000126843 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000126843 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000126843 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.40%)
C000126843 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126843 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000126844 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000126844 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000126844 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000126844 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000126844 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000126844 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000126844 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000126844 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000126844 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000126844 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.40%)
C000126844 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126844 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000069768 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000069768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000069768 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069768 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069768 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069768 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069768 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000069768 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000069768 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000069768 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.40%)
C000069768 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069768 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000069770 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000069770 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000069770 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069770 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069770 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069770 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069770 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000069770 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000069770 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000069770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.40%)
C000069770 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069770 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000026531 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000026531 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026531 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026531 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026531 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026531 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026531 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000026531 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026531 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000026531 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000026531 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026531 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000026531 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026532 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000026532 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026532 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026532 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026532 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026532 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026532 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000026532 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026532 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000026532 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000026532 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026532 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000026532 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200440 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000200440 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000200440 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200440 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200440 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200440 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200440 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000200440 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200440 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000200440 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000200440 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200440 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000200440 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026529 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000026529 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026529 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026529 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026529 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026529 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026529 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000026529 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026529 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000026529 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000026529 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026529 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000026529 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064135 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000064135 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000064135 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064135 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000064135 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000064135 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000064135 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000064135 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064135 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000064135 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000064135 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064135 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000064135 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100916 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000100916 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000100916 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000100916 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100916 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100916 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000100916 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000100916 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000100916 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000100916 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.00%)
C000100916 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100919 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000100919 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000100919 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000100919 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100919 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100919 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000100919 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000100919 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000100919 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000100919 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.00%)
C000100919 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100920 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000100920 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000100920 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000100920 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100920 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100920 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000100920 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000100920 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000100920 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000100920 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.00%)
C000100920 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100911 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000100911 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000100911 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000100911 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100911 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000100911 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100911 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000100911 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000100911 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000100911 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000100911 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100912 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000100912 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000100912 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000100912 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100912 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000100912 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100912 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000100912 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000100912 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000100912 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000100912 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100907 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000100907 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000100907 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000100907 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100907 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000100907 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100907 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000100907 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000100907 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000100907 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000100907 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100908 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000100908 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000100908 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000100908 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100908 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000100908 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100908 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000100908 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000100908 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000100908 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000100908 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000148264 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000148264 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000148264 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000148264 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000148264 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000148264 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000148264 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000148264 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000148264 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000148264 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
C000148264 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148265 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000148265 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000148265 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000148265 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000148265 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000148265 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000148265 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000148265 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000148265 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000148265 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
C000148265 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213842 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000213842 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000213842 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000213842 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000213842 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000213842 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000213842 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000213842 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000213842 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000213842 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
C000213842 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148267 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000148267 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000148267 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000148267 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000148267 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000148267 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000148267 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000148267 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000148267 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000148267 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
C000148267 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026638 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000026638 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000026638 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026638 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026638 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026638 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026638 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000026638 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026638 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000026638 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.30%)
C000026638 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026638 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026640 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000026640 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000026640 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026640 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026640 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026640 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026640 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000026640 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026640 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000026640 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.30%)
C000026640 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026640 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200450 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000200450 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000200450 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200450 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200450 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200450 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000200450 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000200450 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000200450 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000200450 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.30%)
C000200450 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200450 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026637 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000026637 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000026637 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026637 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026637 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026637 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026637 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000026637 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026637 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000026637 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.30%)
C000026637 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026637 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064153 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000064153 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000064153 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000064153 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064153 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000064153 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000064153 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000064153 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000064153 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000064153 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.30%)
C000064153 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064153 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026632 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000026632 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026632 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026632 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026632 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026632 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026632 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000026632 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026632 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026632 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000026632 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026632 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026634 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000026634 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026634 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026634 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026634 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026634 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026634 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000026634 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026634 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026634 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000026634 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026634 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200449 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000200449 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000200449 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200449 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200449 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000200449 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200449 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000200449 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200449 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000200449 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000200449 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200449 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026630 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000026630 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026630 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026630 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026630 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026630 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026630 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000026630 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026630 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000026630 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026630 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064152 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000064152 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000064152 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064152 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064152 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064152 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064152 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000064152 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000064152 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000064152 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000064152 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064152 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026636 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000026636 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026636 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026636 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026636 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026636 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026636 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000026636 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026636 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026636 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000026636 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026636 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026560 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000026560 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000026560 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026560 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026560 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026560 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026560 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026560 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000026560 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026560 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000026560 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.90%)
C000026560 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026560 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026562 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000026562 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000026562 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026562 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026562 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026562 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026562 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026562 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000026562 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000026562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.90%)
C000026562 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026562 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200443 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000200443 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000200443 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200443 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200443 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200443 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200443 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200443 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000200443 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000200443 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000200443 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.90%)
C000200443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200443 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026559 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000026559 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000026559 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026559 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026559 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026559 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026559 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026559 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000026559 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026559 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000026559 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.90%)
C000026559 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026559 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064140 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000064140 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000064140 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000064140 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064140 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064140 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064140 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064140 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000064140 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000064140 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000064140 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.90%)
C000064140 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064140 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039231 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000039231 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000039231 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000039231 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000039231 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000039231 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000039231 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000039231 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000039231 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000039231 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000039231 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039232 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000039232 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000039232 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000039232 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000039232 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000039232 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000039232 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000039232 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000039232 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000039232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000039232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200458 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000200458 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000200458 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200458 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200458 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200458 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200458 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000200458 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200458 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000200458 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000200458 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039229 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000039229 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000039229 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000039229 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000039229 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000039229 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000039229 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000039229 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000039229 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000039229 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000039229 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064167 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000064167 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000064167 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064167 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000064167 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064167 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064167 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000064167 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000064167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.80%)
C000064167 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051570 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000051570 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051570 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051570 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000051570 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000051570 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051570 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051570 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000051570 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000051570 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000051570 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(95.90%)
C000051570 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000031215 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000031215 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000031215 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000031215 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000031215 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000031215 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000031215 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000031215 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000031215 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000031215 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000031217 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000031217 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000031217 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000031217 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000031217 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000031217 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000031217 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000031217 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000031217 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000031217 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000200451 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000200451 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000200451 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000200451 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200451 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200451 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200451 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200451 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000200451 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000200451 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000026642 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000026642 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026642 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026642 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026642 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026642 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026642 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026642 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026642 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000026642 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000064154 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000064154 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000064154 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064154 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064154 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064154 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064154 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064154 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000064154 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000064154 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000031249 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000031249 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000031249 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000031249 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000031249 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000031249 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000031249 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000031249 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000031249 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000031249 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(70.80%)
C000031249 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000031251 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000031251 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000031251 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000031251 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000031251 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000031251 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000031251 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000031251 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000031251 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000031251 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(70.80%)
C000031251 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200457 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000200457 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000200457 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000200457 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200457 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000200457 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200457 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000200457 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200457 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000200457 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(70.80%)
C000200457 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028347 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000028347 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000028347 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000028347 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028347 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028347 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028347 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000028347 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028347 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000028347 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(70.80%)
C000028347 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064162 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000064162 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000064162 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000064162 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064162 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000064162 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000064162 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000064162 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064162 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000064162 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(70.80%)
C000064162 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.